Assets Pledged as Collateral and Assets Held as Collateral - Summary of assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 156,351	₩ 586,768
Loans | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 0	119,699
Reasons for collateral	Pledge for borrowing transaction
Securities
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 47,683,065	26,526,038
Securities | Financial assets at fair value through profit or loss
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 12,402,270	14,837,334
Reasons for collateral	Customer RP, etc.
Securities | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 21,845,620	1,464,788
Reasons for collateral	Borrowings, Settlement security for Bank of Korea, Customer RP, etc.
Securities | Financial assets at fair value through other comprehensive income
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 13,435,175	10,223,916
Reasons for collateral	Borrowings, Settlement security for Bank of Korea, Borrowed securities, etc.
Deposits | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 315,986	1,845,022
Reasons for collateral	Borrowings, etc.
Property and Equipment (real estate)
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 3,474	5,515
Reasons for collateral	Establishing the right to collateral security, etc.
Assets pledged as collateral
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 48,002,525	₩ 28,496,274